Note 14 - Related Party Transactions (Details) (USD $)	0 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended				12 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended		10 Months Ended	3 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 12, 2013	Sep. 19, 2013	Jun. 29, 2012	Jun. 27, 2012	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 17, 2012	Feb. 17, 2012 Common Stock [Member] Hunter Disposal, LLC [Member]	Dec. 30, 2012 Common Stock [Member]	Mar. 31, 2014 Pilatus Hunter [Member]	Mar. 31, 2013 Pilatus Hunter [Member]	Mar. 31, 2014 Board of Directors Chairman [Member]	Mar. 31, 2013 Board of Directors Chairman [Member]	Feb. 17, 2012 Triad Hunter [Member]	Mar. 31, 2014 Triad Hunter [Member]	Mar. 31, 2013 Triad Hunter [Member]	Mar. 31, 2014 Triad Hunter [Member]	Mar. 31, 2014 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]	Apr. 25, 2012 Series C Preferred Stock [Member] Hunter Disposal, LLC [Member]	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal, LLC [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]	Dec. 31, 2013 Eagle Ford Hunter [Member]	Dec. 31, 2012 Magnum Hunter Resources Corporation [Member]	Dec. 31, 2012 White Top [Memer]	Dec. 31, 2012 Virco [Member]	Dec. 31, 2012 Hunter Disposal, LLC [Member]	Apr. 25, 2012 Hunter Disposal, LLC [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2012 Triad Hunter Acquisition [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Operating Leases, Income Statement, Lease Revenue						$ 219,962		$ 404,420	$ 2,723,126	$ 1,492,673																				$ 978,000
Revenue from Related Parties						2,000,000		3,100,000	3,400,000	3,500,000
Accounts Receivable, Related Parties					2,100,000	1,400,000	907,000	2,100,000	907,000	383,000				49,000	51,000
Service Charges To Drill Water Disposal Wells										1,700,000
Professional and Contract Services Expense																															75,000
Air Travel Expenses Related Parties									178,000	115,000						19,000	32,000
Construction and Development Costs																																1,100,000
Disposal Cost																																	25,000
Interest expense promissory notes							2,000			187,000																											10,000	2,000
Promissory notes outstanding										0																											1,500,000
Business Acquisition Cost Of Acquired Entity Purchase Price Payable																																		9,900,000
Restricted Common Stock Values											3,300,000																							2,200,000		3,300,000
Restricted Common Stock Shares (in Shares)												1,846,722
Preferred Stock, Shares Issued (in Shares)																									22,000	2,000,000	2,000,000	1,561,144
Cumulative Preferred Stock Converted																								10.00%
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																									$ 100
Series C Preferred Stock After Conversion Stated Value (in Dollars per share)																									$ 2,200,000										$ 25
Convertible Promissory Note Value																													2,200,000
Series C Preferred Stock After Conversion Shares (in Shares)																																			88,000
Promissory note available							200,000																														500,000
Equity Method Investment, Ownership Percentage																																					13.00%
Common Stock Warrants Issued (in Shares)			242,471	247,876			5																														107,142
Common Stock Issued in Exercise of Warrants Expired per Share (in Shares)	0.01	2.25					17,776						1.50																								0.01
Cancellation date of warrants issued																																					5 years
Unsecured Debt, Current							1,500,000		1,500,000
Common stock purchase warrants (in Shares)							134,211
Common stock purchase price per warrant (in Dollars per share)							$ 2.25		$ 2.25
Related Party Transaction, Rate																		10.00%				13.00%
Notes Payable, Related Parties																		2,200,000
Debt Instrument, Periodic Payment					11,000																137,500
Interest Expense, Related Party																			45,000	55,000		59,000	10,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 2.50		$ 2.50										$ 2.50		$ 2.50
Line of Credit Facility, Amount Outstanding																							1,500,000
Line of Credit Facility, Remaining Borrowing Capacity							500,000		500,000													500,000
Accounts Payable, Related Parties, Current						$ 80,227	$ 133,517		$ 133,517	$ 1,738,387